Consolidated statements of comprehensive loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 272,948	$ 267,037	$ 274,003	$ 250,231	$ 247,700	$ 198,709	$ 201,115	$ 171,096	$ 1,064,219	$ 818,620	$ 587,635
Cost of sales	231,073	192,496	201,334	182,944	194,705	151,150	151,860	132,117	807,847	629,832	487,900
Gross profit	41,875	74,541	72,669	67,287	52,995	47,559	49,255	38,979	256,372	188,788	99,735
Operating expenses
Selling, general and administrative expenses									286,980	253,713	227,008
Goodwill and intangible asset impairments									363,522	69,062	0
Transaction expenses									3,446	6,511	865
Loss (gain) on disposal of assets and other									(438)	2,097	2,638
Total operating expenses	422,995	72,764	84,721	73,030	73,709	64,839	131,779	61,056	653,510	331,383	230,511
Earnings from equity investment	94	659	350	(963)	(6,391)	3,361	2,568	1,462	140	1,000	1,824
Operating loss	(381,026)	2,436	(11,702)	(6,706)	(27,105)	(13,919)	(79,956)	(20,615)	(396,998)	(141,595)	(128,952)
Other expense (income)
Interest expense									32,532	26,808	27,410
Foreign exchange losses (gains) and other, net									(6,270)	7,268	(21,341)
Gain on contribution of subsea rentals business				(33,500)					(33,506)	0	0
Gain realized on previously held equity investment					(120,400)				0	(120,392)	0
Deferred loan costs written off									0	0	2,978
Total other expense (income), net	6,025	6,598	2,001	(21,868)	(112,155)	8,726	8,987	8,126	(7,244)	(86,316)	9,047
Loss before income taxes	(387,051)	(4,162)	(13,703)	15,162	85,050	(22,645)	(88,943)	(28,741)	(389,754)	(55,279)	(137,999)
Income tax expense (benefit)	(3,308)	(1,108)	1,646	(12,904)	35,981	(7,817)	(11,070)	(12,973)	(15,674)	4,121	(56,051)
Net loss	$ (383,743)	$ (3,054)	$ (15,349)	$ 28,066	$ 49,069	$ (14,828)	$ (77,873)	$ (15,768)	(374,080)	(59,400)	(81,948)
Less: Income attributable to noncontrolling interest									0	0	30
Net loss attributable to common stockholders									$ (374,080)	$ (59,400)	$ (81,978)
Weighted average shares outstanding
Basic (in shares)	109,082	108,856	108,714	108,423	105,947	96,275	96,170	95,860	108,771	98,689	91,226
Diluted (in shares)	109,082	108,856	108,714	110,857	108,581	96,275	96,170	95,860	108,771	98,689	91,226
Loss per share
Basic (in dollars per share)	$ (3.52)	$ (0.03)	$ (0.14)	$ 0.26	$ 0.46	$ (0.15)	$ (0.81)	$ (0.16)	$ (3.44)	$ (0.60)	$ (0.90)
Diluted (in dollars per share)	$ (3.52)	$ (0.03)	$ (0.14)	$ 0.25	$ 0.45	$ (0.15)	$ (0.81)	$ (0.16)	$ (3.44)	$ (0.60)	$ (0.90)
Other comprehensive income (loss), net of tax:
Net loss	$ (383,743)	$ (3,054)	$ (15,349)	$ 28,066	$ 49,069	$ (14,828)	$ (77,873)	$ (15,768)	$ (374,080)	$ (59,400)	$ (81,948)
Change in foreign currency translation, net of tax of $0									(24,752)	36,163	(45,722)
Gain (loss) on pension liability									1,489	107	(335)
Comprehensive loss									(397,343)	(23,130)	(128,005)
Less: comprehensive loss attributable to noncontrolling interests									0	0	(162)
Comprehensive loss attributable to common stockholders									$ (397,343)	$ (23,130)	$ (128,167)